Basis of preparation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2022
IfrsStatementLineItems [Line Items]
General and administrative expenses	$ 2,035	$ 2,152	$ 3,872	$ 4,497
Interest and other expenses	(856)	(341)	(1,041)	(380)
Income tax expense	200	200	500	200
Net loss and comprehensive loss	$ (50)	(1,002)	$ 5,110	(3,160)
Reported [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses		(2,152)		(4,497)
Financial instrument related costs and other		(427)		(219)
Accretion on asset retirement obligation		(54)		(88)
Loss on derivative warrant liabilities
Foreign exchange losses		(104)		(86)
Interest and other expenses		(5)		(10)
Income tax expense		(151)		(151)
Net loss and comprehensive loss		(1,002)		(3,160)
Gain on derivative warrant liabilities
Revision of Prior Period, Reclassification, Adjustment [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses
Financial instrument related costs and other		427		219
Accretion on asset retirement obligation		54		88
Loss on derivative warrant liabilities		(145)
Foreign exchange losses
Interest and other expenses		(336)		(370)
Income tax expense
Net loss and comprehensive loss
Gain on derivative warrant liabilities				63
Currently stated [member]
IfrsStatementLineItems [Line Items]
General and administrative expenses		(2,152)		(4,497)
Financial instrument related costs and other
Accretion on asset retirement obligation
Loss on derivative warrant liabilities		(145)
Foreign exchange losses		(104)		(86)
Interest and other expenses		(341)		(380)
Income tax expense		(151)		(151)
Net loss and comprehensive loss		$ (1,002)		(3,160)
Gain on derivative warrant liabilities				$ 63